SHARE-BASED PAYMENTS - Restricted share units (Details) EquityInstruments in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2024 EquityInstruments $ / shares
RSUs
Share-based payment transaction
Number Of common shares upon conversion of RSUs | shares	1
Additional consideration to acquire common share | $	$ 0.0
Vesting period	3 years
Equity-settled RSU
Summary of information about share units outstanding
Balance at January 1 | EquityInstruments	2,475	2,757
Granted | EquityInstruments	648	1,292
Reinvested | EquityInstruments	14	43
Redeemed | EquityInstruments	(1,135)	(1,159)
Forfeited | EquityInstruments	(68)	(458)
Outstanding at end of period | EquityInstruments	1,934	2,475
Balance at January 1 | $ / shares	$ 6.25	$ 5.84
Granted | $ / shares	$ 16.14	$ 7.21
Reinvested | $ / shares	9.49	6.12
Redeemed | $ / shares	$ 6.26	$ 6.41
Forfeited | $ / shares	9.03	6.11
Outstanding at end of period | $ / shares	$ 9.48	$ 6.25
Cash-settled RSU
Share-based payment transaction
Current liability recognized | $	$ 35.4
Non-current liability recognized | $	$ 8.1
Summary of information about share units outstanding
Balance at January 1 | EquityInstruments	3,745	3,915
Granted | EquityInstruments	1,203	2,301
Reinvested | EquityInstruments	24	69
Redeemed | EquityInstruments	(2,095)	(1,857)
Forfeited | EquityInstruments	(437)	(683)
Outstanding at end of period | EquityInstruments	2,440	3,745
Balance at January 1 | $ / shares	$ 6.55	$ 5.77
Granted | $ / shares	$ 16.92	$ 7.47
Reinvested | $ / shares	9.99	6.3
Redeemed | $ / shares	$ 5.91	$ 6.14
Forfeited | $ / shares	9.16	6.27
Outstanding at end of period | $ / shares	$ 11.78	$ 6.55